Document and Entity Information	12 Months Ended
Jan. 07, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 04, 2013
Registrant Name	John Hancock Funds II
Central Index Key	0001331971
Amendment Flag	false
Document Creation Date	Jan. 04, 2013
Document Effective Date	Jan. 07, 2013
Prospectus Date	Jan. 07, 2013